SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 08, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Capital lease obligations, current			$ 25.1
Capital lease obligations, non current			$ 21.9
Debt obligation		$ 40.6		$ 40.6
Stock to be issued during period, shares, acquisitions		2,237,000 [1]		2,237,000	[2]
Change in shares, sapesco - nesr ordinary share consideration			2,237,000
Change in shares, sapesco - additional earn-out shares			145,039
Change in Shares, SAPESCO - Additional Earn-Out Shares	7,268
Capital Lease Obligations, Current		$ 27.0		$ 27.0
Capital Lease Obligations, Noncurrent		$ 9.0		9.0
Common Stock [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Change in Shares, SAPESCO - Additional Earn-Out Shares			266,611
Short Term Borrowings
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to acquire property, plant, and equipment				28.6
SAPESCO [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Stock to be issued during period, shares, acquisitions			7,268
SAPESCO Business Combination [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Debt obligation			$ 0.1
Accounts Payable [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to acquire property, plant, and equipment			2.5	15.2
Accounts Payable [Member] | Seller Provided Installment Financing
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to acquire property, plant, and equipment			11.3	1.5
Accrued Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to acquire property, plant, and equipment			0.3	0.9
Other Current Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Other liabilities related to future payments of cash purchase			17.3
Other Current Liabilities [Member] | Seller Provided Installment Financing
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to acquire property, plant, and equipment				3.5
Other Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Other liabilities related to future payments of cash purchase			$ 5.8
Other Liabilities [Member] | Seller Provided Installment Financing
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to acquire property, plant, and equipment				$ 1.5

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.